Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 18 - Subsequent Events

The Company has evaluated events and transactions occurring after September 30, 2026, through the date these financial statements were issued, and has identified the following matters requiring disclosure. Unless otherwise noted, these are non-recognized subsequent events under ASC 855-10 that do not adjust amounts in the September 30, 2026, financial statements but are material enough to warrant disclosure.

Series B Convertible Preferred Stock Conversion Price Adjustment.

As a result of the 2026 Reverse Stock Split effected on September 30, 2026, on October 22, 2026 the conversion price of the Series B Convertible Preferred Stock was reduced from $18.6336 to $0.1210 per share. Based on the 7,605 shares of Series B Convertible Preferred Stock outstanding as of November 6, 2026, the number of shares of Common Stock issuable upon conversion increased from approximately 408,139 shares to approximately 62,851,246 shares, without regard to the beneficial ownership limitations applicable to holders that are provided for in the Series B Certificate of Designations. The adjustment did not affect the exercise price of the Series B Warrants, which was proportionally adjusted for the 2026 Reverse Stock Split to $18.6336.

The conversion price in effect at September 30, 2026, was $18.6336, and the subsequent adjustment was calculated based on the trading prices of the Common Stock after that date. Accordingly, the adjustment is a non-recognized subsequent event and is not reflected in the unaudited condensed consolidated financial statements, including the potentially dilutive securities disclosed in Note 12, Earnings Per Share. Because the Series B Convertible Preferred Stock is classified in permanent equity and the adjustment occurred pursuant to its original terms.

Conversions of the Series B Convertible Preferred Stock at the adjusted conversion price would result in substantial dilution to holders of Common Stock. Since September 30, 2026 through November 6, 2026, holders have converted 19,529 shares of Series B Convertible Preferred Stock into 131,219,818 shares of Common Stock.

Proposed Transaction with Opifex Media, Inc.

As previously disclosed, on October 23, 2026, the Company entered into a non-binding term sheet with Opifex, a Beverly Hills, California-based media holding company focused on the creator economy, for a proposed transaction in which a wholly owned subsidiary of the Company would merge with and into Opifex, and Opifex’s security holders would receive newly issued shares of Common Stock (the “Proposed Transaction”). The Proposed Transaction is expected to be accounted for as a reverse acquisition, with Opifex as the accounting acquirer.

Sale of Series B Convertible Preferred by Partner Colorado Credit Union

On October 21, 2026, the Company was informed that PCCU sold all 13,340 shares of Series B Convertible Preferred Stock, representing approximately 60.9% of the Series B Convertible Preferred Stock then outstanding, that it held to another holder of Series B Convertible Preferred Stock. PCCU retained its Series B Warrants. The sale was a privately negotiated transaction to which the Company was not a party. Following the sale, PCCU holds no Series B Convertible Preferred Stock and beneficially owns less than 5% of the Company’s outstanding Common Stock. PCCU has no representation on the Company’s Board of Directors and no other ability to significantly influence the Company’s management or operating policies. Accordingly, effective October 21, 2026, the Company no longer considers PCCU a related party. PCCU remains the Company’s largest customer and the depository for substantially all of the Company’s cash, see Note 10, Related Party Transactions.

Conversion of Series B Convertible Preferred Stock to Common

Following the reduction of the conversion price to $0.1210 per share on October 22, 2026, and through November 6, 2026, holders converted 19,529 shares of Series B Convertible Preferred Stock into 131,219,818 shares of Common Stock. The conversions were made pursuant to the terms of the Series B Certificate of Designations, and the shares were issued in reliance on the exemption from registration provided by Section 3(a)(9) of the Securities Act. As a result, the number of shares of Common Stock outstanding increased from 1,028,702 at September 30, 2026 to 132,248,520 as of November 6, 2026.

As of November 6, 2026, 7,605 shares of Series B Convertible Preferred Stock remained outstanding and were convertible into approximately 62,851,246 shares of Common Stock at the current conversion price, without regard to the beneficial ownership limitations applicable to holders under the terms of the Series B Certificate of Designations.

Note 21 - Subsequent Events

The Company has evaluated events and transactions occurring after December 31, 2025, through the date these financial statements were issued, and has identified the following matters requiring disclosure. Unless otherwise noted, these are non-recognized subsequent events under ASC 855-10 that do not adjust amounts in the December 31, 2025 financial statements but are material enough to warrant disclosure.

Reverse Stock Split -

On September 30, 2026, pursuant to the authorization approved by stockholders on November 6, 2025, the Company effected a 1-for-12 reverse stock split of its Class A Common Stock. These consolidated financial statements have been retrospectively adjusted to reflect the reverse stock split. See Note 2 – Basis of Presentation and Summary of Significant Accounting Policies.

Second Amended and Restated Commercial Alliance Agreement

On February 4, 2026, SHF LLC, a wholly owned subsidiary of the Company, executed the Second Amended CAA with PCCU, a related party. The agreement carries a retroactive effective date of October 1, 2025. The Company had agreed to the terms for the Second Amended CAA in October 2025 and was executed on February 4, 2026, see Note 10 - Related Party Transactions.

Price Reset of Series B Convertible Preferred Stock and Warrants

Subsequent to December 31, 2025, the first and only automatic price reset under the Company’s Series B Convertible Preferred Stock and accompanying Series B Warrants occurred, see Note 19 Stockholders’ Equity (Deficit).

ELOC

Subsequent to December 31, 2025, the Company has continued to draw on its ELOC, under which the Company may raise up to $150.0 million through the issuance of shares of its common stock. The Company issued 18,664 shares of Common Stock under the ELOC after December 31, 2025, receiving gross proceeds of approximately $0.2 million at average share price of $9.24. These transactions will be reflected in the Company’s first quarter 2026 financial statements.

No Other Material Subsequent Events

The Company has evaluated all other events and transactions occurring after December 31, 2025, through the date these financial statements were issued, and has determined that no other events or transactions have occurred that would require recognition or disclosure in these financial statements.